Current provisions and other current financial and non-financial liabilities	12 Months Ended
Dec. 31, 2024
Current provisions and other current financial and non-financial liabilities
Current provisions and other current financial and non-financial liabilities

15.Current provisions and other current financial and non-financial liabilities

Current provisions

The following table shows a reconciliation of the current provisions for 2024:

Development of current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation
	2024	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2024

Personnel expenses	187,330	8,128	(2,197)	(166,031)	(8,129)	210,455	14,826	244,382
Self-insurance programs	119,802	7,213	—	(79,328)	(29,194)	63,477	24,550	106,520
Risk of lawsuit	56,102	742	(13)	(35,469)	(224)	12,559	(17,363)	16,334
Other current provisions	61,376	1,525	(1,741)	(17,546)	(12,336)	53,750	(3,896)	81,132
Current provisions	424,610	17,608	(3,951)	(298,374)	(49,883)	340,241	18,117	448,368

Self-insurance programs

See note 2 d).

Personnel expenses

Personnel expenses mainly refer to provisions for the Company’s global performance-based compensation plan for managerial staff, the current portion of the provisions for accrued severance payments, provisions for share-based plans and jubilee payments. As of December 31, 2024, provisions for the Company’s global performance-based compensation plan for managerial staff amounted to €142,446 (December 31, 2023: €130,925), provisions for accrued severance payments amounted to €45,077 (December 31, 2023: €31,395) and provisions for share-based plans amounted to €25,309 (December 31, 2023: €8,597). For further information regarding share-based plans, see note 23.

Risk of lawsuit

Legal matters that the Company currently deems to be material or noteworthy are described in note 25.

Other current provisions

The item “Other current provisions” in the table above includes provisions for onerous contracts, warranties, physician compensation and return of goods.

Other current financial liabilities

As of December 31, 2024 and 2023 other current financial liabilities consisted of the following:

Other current financial liabilities
in € THOUS
	2024	2023

Put option liabilities	807,207	681,442
Unapplied cash and receivable credit balances	464,182	623,492
Invoices outstanding	251,980	250,822
Derivatives	41,859	9,205
Bonuses, commissions	34,416	30,228
Legal matters, advisory and audit fees	27,540	40,262
Variable payments outstanding for acquisitions	1,127	11,085
Other	159,062	29,020
Other current financial liabilities	1,787,373	1,675,556

Other current liabilities

As of December 31, 2024 and 2023 other current liabilities consisted of the following:

Other current liabilities

in € THOUS

	2024	2023
Personnel liabilities	726,278	713,409
VAT and other (non-income) tax liabilities	139,981	140,596
Contract liabilities	66,735	56,566
Deferred Income	15,430	29,253
Other liabilities	103,142	253,000
Other current liabilities	1,051,566	1,192,824

Personnel liabilities

The personnel liabilities mainly refer to liabilities for wages and salaries, bonuses and vacation payments.

Contract liabilities

Contract liabilities also relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

Other liabilities

The item “Other liabilities” in the table above includes liabilities for the current portion of pension liabilities and interest payables related to income taxes.